Long-term obligation - Additional information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019	Jun. 30, 2020
Disclosure of detailed information about Long-Term Obligation [Line Items]
Initial milestone payments payable aggregate annual installments	$ 7,000
Revenue estimate	66,053	$ 63,216
Taimed Agreement | Milestone One
Disclosure of detailed information about Long-Term Obligation [Line Items]
Revenue estimate	20,000
Taimed Agreement | Milestone One | Scenario Forecast One
Disclosure of detailed information about Long-Term Obligation [Line Items]
Initial milestone payments payable aggregate annual installments	7,000
Initial milestone periodic payment instalment	3,500
Initial milestone periodic payment instalment			$ 3,500
Taimed Agreement | Launch Milestone One | Commercialization Rights Trogarzo North America [Member]
Disclosure of detailed information about Long-Term Obligation [Line Items]
Milestone amount payable undiscounted	$ 5,000	5,000
Milestone amount payable		$ 4,557